Schedule I - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (302,434)	$ 7,514	$ 15,925	$ 224	$ 19,103	$ 26,704	$ 30,578	$ 3,154	$ (278,771)	$ 79,539	$ 58,300
Adjustments to reconcile net income to net cash provided by operating activities:
Stock compensation expense									17,194	13,281	16,899
Net cash provided by operating activities									223,598	267,763	248,644
Cash flows from investing activities:
Distribution from subsidiaries									40,000	40,000	40,000
Net cash provided by investing activities									(551,472)	35,359	119,290
Cash flows from financing activities:
Net cash used in financing activities									(722,820)	(216,093)	(137,225)
Cash, cash equivalents and restricted cash at beginning of period				36,125				27,397	36,125	27,397
Cash, cash equivalents and restricted cash at end of period of continuing operations	113,377				36,125				113,377	36,125	27,397
Parent Company [Member]
Cash flows from operating activities:
Net (loss) income									(278,771)	79,539	58,300
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income from subsidiaries									253,571	(97,764)	(77,764)
Stock compensation expense									25,200	18,225	19,464
Net cash provided by operating activities									0	0	0
Cash flows from investing activities:
Distribution from subsidiaries									243,779	0	0
Net cash provided by investing activities									243,779	0	0
Cash flows from financing activities:
Dividends paid to stockholders									(243,779)	0	0
Net cash used in financing activities									(243,779)	0	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash									0	0	0
Net change in cash, cash equivalents and restricted cash									0	0	0
Cash, cash equivalents and restricted cash at beginning of period				$ 0				$ 0	0	0	0
Cash, cash equivalents and restricted cash at end of period of continuing operations	$ 0				$ 0				$ 0	$ 0	$ 0